                              [NATIONWIDE(R) LOGO]

                                 Nationwide(R)
                             VA Separate Account-A


                                  ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                DECEMBER 31, 2000

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                              [NATIONWIDE(R) LOGO]

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

We are pleased to bring you the 2000 annual report of the Nationwide VA Separate Account-A.

The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 16, 2001

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

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 14. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000

Assets:
   Investments at fair value:
      American Century VP - American Century VP Balanced (ACVPBal)
         1,121,311 shares (cost $8,365,417) ...............................................................     $ 8,151,931
      Federated IS - Federated American Leaders Fund II (FedAmLead)
         1,622 shares (cost $28,023) ......................................................................          33,289
      Federated IS - Federated High Income Bond Fund II (FedHiInc)
         15,648 shares (cost $158,814) ....................................................................         132,382
      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         9,428 shares (cost $236,476) .....................................................................         240,600
      Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr)
         1,917,644 shares (cost $68,822,020) ..............................................................      83,705,149
      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,540 shares (cost $31,579) ......................................................................          30,791
      MFS(R)VIT - Emerging Growth Series (MFSEmGrSe)
         7,124 shares (cost $244,491) .....................................................................         205,455
      MFS(R)VIT - Total Return Series (MFSTotReSe)
         1,628 shares (cost $24,419) ......................................................................          31,899
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         495,865 shares (cost $11,179,827) ................................................................       7,279,295
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         1,348,071 shares (cost $15,221,606) ..............................................................      15,421,935
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         3,484,462 shares (cost $3,484,462) ...............................................................       3,484,462
      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,042,920 shares (cost $55,089,811) ..............................................................      47,059,589
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         1,226,941 shares (cost $20,502,838) ..............................................................      21,201,540
                                                                                                              -------------
            Total investments .............................................................................     186,978,317
   Accounts receivable ....................................................................................         111,731
                                                                                                              -------------
            Total assets ..................................................................................     187,090,048
Accounts payable ..........................................................................................          -
                                                                                                              -------------
Contract owners' equity (note 4) ..........................................................................   $ 187,090,048
                                                                                                              =============


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                 Total          ACVPAdv         ACVPBal        FedAmLead       FedHiInc
                                             -------------   -------------   -------------   -------------   -------------
Investment activity:
  Reinvested dividends...................  $     2,606,365         305,386           3,762             299          13,444
  Mortality and expense risk charges
    (note 2).............................       (3,210,970)        (81,400)        (52,852)           (451)         (2,002)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment income................         (604,605)        223,986         (49,090)           (152)         11,442
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual funds shares sold.      110,745,916      12,249,004       1,819,979             457           3,482
    Cost of mutual fund shares
    sold.................................      (73,330,006)    (11,906,957)     (1,791,800)           (351)         (3,929)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       37,415,910         342,047          28,179             106            (447)
  Change in unrealized gain (loss)
    on investments.......................      (90,449,985)     (1,985,394)       (214,801)           (541)        (26,229)
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      (53,034,075)     (1,643,347)       (186,622)           (435)        (26,676)
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       38,688,114       1,903,692           2,369             904               -
                                            --------------  --------------  --------------  --------------   -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $   (14,950,566)        484,331        (233,343)            317         (15,234)
                                            ==============  ==============  ==============  ==============   =============

                                              FidVIPEI         FidVIPGr        FidVIPOv          MFSEmGrSe       MFSTotReSe
                                            -------------   -------------    -------------     -------------   -------------
Investment activity:
  Reinvested dividends...................  $         3,789         135,854             520                  -             695
  Mortality and expense risk charges
    (note 2).............................           (3,138)     (1,467,395)           (495)            (3,494)           (405)
                                            --------------  --------------  --------------     --------------  --------------
    Net investment income................              651      (1,331,541)             25             (3,494)            290
                                            --------------  --------------  --------------     --------------  --------------

  Proceeds from mutual funds shares sold.            5,018      35,386,245             499              6,186             406
    Cost of mutual fund shares
    sold.................................           (4,980)    (15,161,632)           (380)            (3,284)           (314)
                                            --------------  --------------  --------------     --------------  --------------
    Realized gain (loss) on investments..               38      20,224,613             119              2,902              92
  Change in unrealized gain (loss)
    on investments.......................              565     (43,748,033)        (11,229)           (66,728)          2,968
                                            --------------  --------------  --------------     --------------  --------------
    Net gain (loss) on investments.......              603     (23,523,420)        (11,110)           (63,826)          3,060
                                            --------------  --------------  --------------     --------------  --------------
  Reinvested capital gains...............           14,277      13,517,429           3,274             13,664             669
                                            --------------  --------------  --------------     --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $        15,531     (11,337,532)         (7,811)           (53,656)          4,019
                                            ==============  ==============  ==============     ==============  ==============

                                               NSATCapAp       NSATGvtBd       NSATMyMkt        NSATTotRe        NBAMTBal
                                            -------------   -------------   -------------    -------------   -------------
Investment activity:
  Reinvested dividends...................  $        23,324       1,018,517         236,605          360,141         504,029
  Mortality and expense risk charges
    (note 2).............................         (152,658)       (232,873)        (53,075)        (796,180)       (364,552)
                                            --------------  --------------   -------------   --------------  --------------
    Net investment income................         (129,334)        785,644         183,530         (436,039)        139,477
                                            --------------  --------------   -------------   --------------  --------------

  Proceeds from mutual funds shares sold.        6,287,301       9,655,452       8,633,967       27,650,686       9,047,234
    Cost of mutual fund shares
    sold.................................       (4,303,838)     (9,545,247)     (8,633,967)     (14,949,589)     (7,023,738)
                                            --------------  --------------   -------------   --------------  --------------
    Realized gain (loss) on investments..        1,983,463         110,205               -       12,701,097       2,023,496
  Change in unrealized gain (loss)
    on investments.......................       (6,548,418)        873,754               -      (31,621,849)     (7,104,050)
                                            --------------  --------------   -------------   --------------  --------------
    Net gain (loss) on investments.......       (4,564,955)        983,959               -      (18,920,752)     (5,080,554)
                                            --------------  --------------   -------------   --------------  --------------
  Reinvested capital gains...............        1,634,693               -               -       17,605,775       3,991,368
                                            --------------  --------------   -------------   --------------  --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations........................  $    (3,059,596)      1,769,603         183,530       (1,751,016)       (949,709)
                                            ==============  ==============   =============   ==============  ==============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999

                                                         Total                          ACVPAdv
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................  $      (604,605)       (455,202)        223,986         208,167
  Realized gain (loss) on investments....       37,415,910      24,047,143         342,047         799,601
  Change in unrealized gain (loss)
    on investments.......................      (90,449,985)      7,067,797      (1,985,394)       (390,009)
  Reinvested capital gains...............       38,688,114      17,278,993       1,903,692         873,779
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................      (14,950,566)     47,938,731         484,331       1,491,538
                                            --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................        3,222,191       5,998,345          82,644         307,721
  Transfers between funds................                -               -      (9,841,972)         79,277
  Redemptions............................      (88,044,871)    (57,494,565)     (2,216,693)     (3,737,848)
  Annuity benefits ......................          (46,890)        (47,771)         (4,647)        (10,076)
  Annual contract maintenance charges
    (note 2).............................         (219,287)       (251,603)         (7,674)        (13,992)
  Contingent deferred sales charges
    (note 2).............................         (322,163)       (401,734)         (5,726)        (22,851)
  Adjustments to maintain reserves.......          (40,395)         10,114        (133,027)            438
                                            --------------  --------------  --------------  --------------
      Net equity transactions............      (85,451,415)    (52,187,214)    (12,127,095)     (3,397,331)
                                            --------------  --------------  --------------  --------------

Net change in contract owners' equity....     (100,401,981)     (4,248,483)    (11,642,764)     (1,905,793)
Contract owners' equity beginning
  of period..............................      287,492,029     291,740,512      11,642,764      13,548,557
                                            --------------  --------------  --------------  --------------
Contract owners' equity end of period.... $    187,090,048     287,492,029               -      11,642,764
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................        9,343,986      10,418,312         561,584         715,355
                                            --------------  --------------  --------------  --------------
  Units purchased........................        2,557,928       2,267,307           3,827          50,867
  Units redeemed.........................       (5,488,596)     (3,341,633)       (565,411)       (204,638)
                                            --------------  --------------  --------------  --------------
  Ending units...........................        6,413,318       9,343,986               -         561,584
                                            ==============  ==============  ==============  ==============

                                                       ACVPBal                         FedAmLead
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
Investment activity:
  Net investment income..................  $      (49,090)            (126)           (152)           (170)
  Realized gain (loss) on investments....          28,179            1,189             106             149
  Change in unrealized gain (loss)
    on investments.......................        (214,801)           1,314            (541)         (1,292)
  Reinvested capital gains...............           2,369                -             904           2,940
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................        (233,343)           2,377             317           1,627
                                            -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          17,335           29,911               -               -
  Transfers between funds................       9,977,190           54,027               -               -
  Redemptions............................      (1,666,167)               -               -               -
  Annuity benefits ......................               -                -               -               -
  Annual contract maintenance charges
    (note 2).............................          (3,193)              (6)              -               -
  Contingent deferred sales charges
    (note 2).............................          (5,606)               -               -               -
  Adjustments to maintain reserves.......          11,109                -               1              (6)
                                            -------------   --------------  --------------  --------------
      Net equity transactions............       8,330,668           83,932               1              (6)
                                            -------------   --------------  --------------  --------------

Net change in contract owners' equity....       8,097,325           86,309             318           1,621
Contract owners' equity beginning
  of period..............................          86,309                -          32,973          31,352
                                            -------------   --------------  --------------  --------------
Contract owners' equity end of period....  $    8,183,634           86,309          33,291          32,973
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................           8,158                -           1,743           1,743
                                            -------------   --------------  --------------  --------------
  Units purchased........................       1,539,745            8,158               -               -
  Units redeemed.........................        (743,906)               -               -               -
                                            -------------   --------------  --------------  --------------
  Ending units...........................         803,997            8,158           1,743           1,743
                                            =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       FedHiInc                        FidVIPEI
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................  $        11,442           9,561             651              87
  Realized gain (loss) on investments....             (447)           (812)             38          31,357
  Change in unrealized gain (loss)
    on investments.......................          (26,229)         (8,003)            565         (29,422)
  Reinvested capital gains...............                -             996          14,277           7,183
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (15,234)          1,742          15,531           9,205
                                            --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................                -               -               -               -
  Transfers between funds................                -               -               -               -
  Redemptions............................           (1,479)              -          (1,824)              -
  Annuity benefits ......................                -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                -               -               -               -
  Adjustments to maintain reserves.......                1              (7)             (4)             42
                                            --------------  --------------  --------------  --------------
      Net equity transactions............           (1,478)             (7)         (1,828)             42
                                            --------------  --------------  --------------  --------------

Net change in contract owners' equity....          (16,712)          1,735          13,703           9,247
Contract owners' equity beginning
  of period..............................          149,094         147,359         226,895         217,648
                                            --------------  --------------  --------------  --------------
Contract owners' equity end of period.... $        132,382         149,094         240,598         226,895
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................           11,549          11,514          10,262          10,321
                                            --------------  --------------  --------------  --------------
  Units purchased........................                -          10,637               -           7,456
  Units redeemed.........................             (118)        (10,602)            (83)         (7,515)
                                            --------------  --------------  --------------  --------------
  Ending units...........................           11,431          11,549          10,179          10,262
                                            ==============  ==============  ==============  ==============

                                                      FidVIPGr                         FidVIPOv
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
Investment activity:
  Net investment income..................  $   (1,331,541)      (1,280,752)             25              (1)
  Realized gain (loss) on investments....      20,224,613       10,325,042             119              80
  Change in unrealized gain (loss)
    on investments.......................     (43,748,033)      13,991,386         (11,229)         10,392
  Reinvested capital gains...............      13,517,429       11,802,217           3,274             684
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................     (11,337,532)      34,837,893          (7,811)         11,155
                                            -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................       1,445,996        1,980,238               -               -
  Transfers between funds................       1,718,143        1,718,552               -               -
  Redemptions............................     (34,240,906)     (18,629,772)              -               -
  Annuity benefits ......................         (30,046)         (22,358)              -               -
  Annual contract maintenance charges
    (note 2).............................         (94,380)         (96,387)              -               -
  Contingent deferred sales charges
    (note 2).............................        (115,054)        (144,532)              -               -
  Adjustments to maintain reserves.......          78,929            8,033               3              (5)
                                            -------------   --------------  --------------  --------------
      Net equity transactions............     (31,237,318)     (15,186,226)              3              (5)
                                            -------------   --------------  --------------  --------------

Net change in contract owners' equity....     (42,574,850)      19,651,667          (7,808)         11,150
Contract owners' equity beginning
  of period..............................     126,357,433      106,705,766          38,602          27,452
                                            -------------   --------------  --------------  --------------
Contract owners' equity end of period....  $   83,782,583      126,357,433          30,794          38,602
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................       2,836,020        3,250,437           2,025           2,025
                                            -------------   --------------  --------------  --------------
  Units purchased........................         232,623          296,364               -               -
  Units redeemed.........................        (931,339)        (710,781)              -               -
                                            -------------   --------------  --------------  --------------
  Ending units...........................       2,137,304        2,836,020           2,025           2,025
                                            =============   ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       MFSEmGrSe                      MFSTotReSe
                                              ---------------------------     ---------------------------
                                                 2000            1999            2000            1999
                                             -------------   -------------   -------------   -------------
Investment activity:
  Net investment income..................  $        (3,494)         (2,542)            290             109
  Realized gain (loss) on investments....            2,902         123,964              92              89
  Change in unrealized gain (loss)
    on investments.......................          (66,728)        (23,937)          2,968            (675)
  Reinvested capital gains...............           13,664               -             669             928
                                            --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (53,656)         97,485           4,019             451
                                            --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................                -               -               -               -
  Transfers between funds................                -               -               -               -
  Redemptions............................           (2,696)              -               -               -
  Annuity benefits ......................                -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................                -               -               -               -
  Adjustments to maintain reserves.......              (38)             (1)            (12)              6
                                            --------------  --------------  --------------  --------------
      Net equity transactions............           (2,734)             (1)            (12)              6
                                            --------------  --------------  --------------  --------------

Net change in contract owners' equity....          (56,390)         97,484           4,007             457
Contract owners' equity beginning
  of period..............................          261,807         164,323          27,880          27,423
                                            --------------  --------------  --------------  --------------
Contract owners' equity end of period.... $        205,417         261,807          31,887          27,880
                                            ==============  ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................            8,182           8,948           1,840           1,840
                                            --------------  --------------  --------------  --------------
  Units purchased........................                -           7,496               -               -
  Units redeemed.........................              (83)         (8,262)              -               -
                                            --------------  --------------  --------------  --------------
  Ending units...........................            8,099           8,182           1,840           1,840
                                            ==============  ==============  ==============  ==============

                                                      NSATCapAp                        NSATGvtBd
                                             ---------------------------      ---------------------------
                                                2000            1999             2000            1999
                                            -------------   -------------   -------------    -------------
Investment activity:
  Net investment income..................  $     (129,334)       (125,594)        785,644       1,029,336
  Realized gain (loss) on investments....       1,983,463       3,348,947         110,205        (191,316)
  Change in unrealized gain (loss)
    on investments.......................      (6,548,418)     (3,745,398)        873,754      (1,904,871)
  Reinvested capital gains...............       1,634,693       1,054,838               -          42,637
                                            -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................      (3,059,596)        532,793       1,769,603      (1,024,214)
                                            -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................         237,804         738,148         214,304         522,859
  Transfers between funds................      (1,065,194)       (668,902)       (450,748)     (1,028,557)
  Redemptions............................      (4,893,013)     (3,358,892)     (8,113,059)     (7,706,834)
  Annuity benefits ......................               -               -            (671)         (4,178)
  Annual contract maintenance charges
    (note 2).............................         (10,810)        (14,514)        (18,716)        (26,215)
  Contingent deferred sales charges
    (note 2).............................         (21,292)        (19,493)        (25,792)        (44,735)
  Adjustments to maintain reserves.......             114              (9)            734            (122)
                                            -------------    -------------  --------------  --------------
      Net equity transactions............      (5,752,391)     (3,323,662)     (8,393,948)     (8,287,782)
                                            -------------   --------------  --------------  --------------

Net change in contract owners' equity....      (8,811,987)     (2,790,869)     (6,624,345)     (9,311,996)
Contract owners' equity beginning
  of period..............................      16,091,400      18,882,269      22,047,018      31,359,014
                                            -------------   --------------  --------------  --------------
Contract owners' equity end of period....  $    7,279,413      16,091,400      15,422,673      22,047,018
                                            =============   ==============  ==============  ==============
CHANGES IN UNITS:

  Beginning units........................         510,658         616,736       1,081,573       1,482,563
                                            -------------   --------------  --------------  --------------
  Units purchased........................          39,440         108,500          74,223         113,294
  Units redeemed.........................        (231,531)       (214,578)       (474,668)       (514,284)
                                            -------------   --------------  --------------  --------------
  Ending units...........................         318,567         510,658         681,128       1,081,573
                                            =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                    NSATMyMkt                     NSATTotRe                      NBAMTBal
                                            -------------------------    --------------------------     -------------------------
                                              2000           1999           2000           1999           2000           1999
                                           ------------   ------------   ------------   ------------   ------------   ------------
Investment activity:
  Net investment income................  $      183,530        154,182       (436,039)      (555,800)       139,477         108,341
  Realized gain (loss) on investments..               -              -     12,701,097      9,238,163      2,023,496         370,690
  Change in unrealized gain (loss)
    on investments.....................               -              -    (31,621,849)    (6,984,699)    (7,104,050)      6,153,011
  Reinvested capital gains.............               -              -     17,605,775      2,832,509      3,991,368         660,282
                                          -------------  -------------  -------------  -------------   ------------   -------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.......................         183,530        154,182     (1,751,016)     4,530,173       (949,709)      7,292,324
                                          -------------  -------------  -------------  -------------   ------------   -------------

Equity transactions:
  Purchase payments received from
    contract owners....................         303,572        220,399        595,738      1,892,879        324,798         306,190
  Transfers between funds..............         914,684      2,300,876     (2,592,660)    (1,620,396)     1,340,557        (834,877)
  Redemptions..........................      (3,459,919)    (1,735,290)   (24,523,010)   (17,153,725)    (8,926,105)     (5,172,204)
  Annuity benefits ....................               -              -         (6,738)        (6,797)        (4,788)         (4,362)
  Annual contract maintenance charges
    (note 2)...........................          (3,975)        (4,435)       (56,912)       (71,216)       (23,627)        (24,838)
  Contingent deferred sales charges
    (note 2)...........................         (19,371)       (12,739)       (93,883)      (114,691)       (35,439)        (42,693)
  Adjustments to maintain reserves.....             249            396          3,241            713         (1,695)            636
                                          -------------  -------------  -------------  -------------   ------------   -------------
      Net equity transactions..........      (2,264,760)       769,207    (26,674,224)   (17,073,233)    (7,326,299)     (5,772,148)
                                          -------------  -------------  -------------  -------------   ------------   -------------

Net change in contract owners' equity..      (2,081,230)       923,389    (28,425,240)   (12,543,060)    (8,276,008)      1,520,176
Contract owners' equity beginning
  of period............................       5,565,940      4,642,551     75,488,020     88,031,080     29,475,894      27,955,718
                                          -------------  -------------  -------------  -------------   ------------   -------------
Contract owners' equity end of period..  $    3,484,710      5,565,940     47,062,780     75,488,020     21,199,886      29,475,894
                                          =============  =============  =============  =============   ============   =============
CHANGES IN UNITS:

  Beginning units......................         364,098        314,278      2,808,228      2,578,866      1,138,066       1,423,686
                                          -------------  -------------  -------------  -------------   ------------   -------------
  Units purchased......................         515,006        746,803         52,138        883,787        100,926          33,945
  Units redeemed.......................        (661,291)      (696,983)    (1,509,446)      (654,425)      (370,720)       (319,565)
                                          -------------  -------------  -------------  -------------   ------------   -------------
  Ending units.........................         217,813        364,098      1,350,920      2,808,228        868,272       1,138,066
                                          =============  =============  =============  =============   ============   =============

See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2000 and 1999

(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv)
                American Century VP - American Century VP Balanced (ACVPBal)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts); Federated IS - Federated
                American Leaders Fund II (FedAmLead) Federated IS - Federated
                High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
                  (available for VA-II Eagle Choice contracts)
                Fidelity VIP - Growth Portfolio: Initial Class (FidVIPGr) (available for VA contracts)
                Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
                  (available for VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT)
                (available for VA-II Eagle Choice contracts); MFS(R) VIT -
                Emerging Growth Series (MFSEmGrSe) MFS(R) VIT - Total Return
                Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
              (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
                Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II Eagle Choice contracts)
                Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

              Portfolio of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
              (available for VA contracts);
                Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued


         At December 31, 2000, contract owners have invested in all of the above funds except the American Century VP - American Century VP Advantage and the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note
         2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4)  Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                         Unit           Contract                        Total
                                                          Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                       -----------    -----------   ----------------    ----------    ---------
     Contracts in accumulation phase:
     VA contracts:
        American Century VP -
        American Century VP Balanced:
          Tax qualified............................       464,973     $ 10.165458       $  4,726,664          1.31%      (3.91)%
          Non-tax qualified........................       339,023       10.165458          3,446,324          1.31%      (3.91)%
        Fidelity VIP - Growth Portfolio:
        Initial Class:
          Tax qualified...........................      1,234,134       39.081108         48,231,324          1.45%     (12.13)%
         Non-tax qualified........................        903,171       39.081108         35,296,923          1.45%     (12.13)%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified............................        171,401       22.850565          3,916,610          1.31%     (27.48)%
         Non-tax qualified........................        147,165       22.850565          3,362,803          1.31%     (27.48)%
        Nationwide SAT - Government Bond Fund:
         Tax qualified............................        375,060       22.642840          8,492,424          1.35%      11.08%
         Non-tax qualified........................        306,068       22.642840          6,930,249          1.35%      11.08%
        Nationwide SAT - Money Market Fund:
         Tax qualified............................        128,706       15.998629          2,059,120          1.39%       4.66%
         Non-tax qualified........................         89,107       15.998629          1,425,590          1.39%       4.66%
        Nationwide SAT - Total Return Fund:
         Tax qualified............................        735,637       34.772465         25,579,912          1.30%      (3.39)%
         Non-tax qualified........................        615,283       34.772465         21,394,907          1.30%      (3.39)%
        Neuberger Berman AMT - Balanced Portfolio:
         Tax qualified............................        470,838       24.338383         11,459,436          1.44%      (5.78)%
         Non-tax qualified........................        397,434       24.338383          9,672,901          1.44%      (5.78)%

     VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified........................         1,743       19.099783             33,291          1.36%       0.96%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified........................        11,430       11.581963            132,382          1.42%     (10.29)%
        Fidelity VIP - Equity Income Portfolio:
        Initial Class:
         Tax qualified............................            870       23.639045             20,566          1.34%       6.91%
         Non-tax qualified........................          9,308       23.639045            220,032          1.34%       6.91%
        Fidelity VIP - Overseas Portfolio:
        Initial Class:
         Non-tax qualified........................          2,025       15.206809             30,794          1.43%     (20.24)%
        MFS VIT - Emerging Growth Series:
         Non-tax qualified........................          8,098       25.366342            205,417          1.50%     (20.73)%
        MFS VIT - Total Return Series:
         Non-tax qualified........................          1,840       17.330096             31,887          1.36%      14.40%
                                                         ========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified............................                                           289,862
         Non-tax qualified........................                                           130,630
                                                                                        ------------
                                                                                        $187,090,048
                                                                                        ============

                                                                         Unit           Contract                        Total
                                                          Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                       -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1999:

      Contracts in accumulation phase:
      VA contracts:
        American Century VP -
        American Century VP Advantage:
          Tax qualified................................     332,045     $ 20.524598      $   6,815,090          1.31%      13.27%
          Non-tax qualified............................     229,539       20.524598          4,711,196          1.31%      13.27%
        American Century VP -
        American Century VP Balanced:
          Tax qualified................................       4,511       10.579044             47,722          0.44%***    8.70%***
          Non-tax qualified............................       3,648       10.579044             38,592          0.44%***    8.70%***
        Fidelity VIP - Growth Portfolio:
         Tax qualified................................    1,673,903       44.477104         74,450,358          1.26%      35.65%
         Non-tax qualified............................    1,162,117       44.477104         51,687,599          1.26%      35.65%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified................................      294,662       31.511115          9,285,128          1.35%       2.92%
         Non-tax qualified............................      215,996       31.511115          6,806,275          1.35%       2.92%
        Nationwide SAT - Government Bond Fund:
         Tax qualified................................      566,135       20.383584         11,539,860          1.31%      (3.62)%
         Non-tax qualified............................      515,438       20.383584         10,506,474          1.31%      (3.62)%
        Nationwide SAT - Money Market Fund:
         Tax qualified................................      153,537       15.286929          2,347,109          1.16%       3.49%
         Non-tax qualified............................      210,561       15.286929          3,218,831          1.16%       3.49%
        Nationwide SAT - Total Return Fund:
         Tax qualified................................    1,184,267       35.991074         42,623,041          1.34%       5.55%
         Non-tax qualified............................      910,449       35.991074         32,768,037          1.34%       5.55%
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified................................      635,349       25.832573         16,412,699          1.18%      31.83%
         Non-tax qualified............................      502,717       25.832573         12,986,474          1.18%      31.83%

      VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified............................       1,743       18.918772             32,975          1.44%       5.18%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified............................      11,549       12.910046            149,098          1.38%       0.87%
        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................         870       22.111001             19,237          1.42%       4.84%
         Non-tax qualified.............................       9,391       22.111001            207,644          1.42%       4.84%
        Fidelity VIP - Overseas Portfolio:
         Non-tax qualified.............................       2,025       19.064716             38,606          1.29%      40.63%
        MFS(R)VIT - Emerging Growth Series:
         Non-tax qualified.............................       8,182       31.998468            261,811          1.19%      74.24%
        MFS(R)VIT - Total Return Series:
         Non-tax qualified.............................       1,840       15.148464             27,873          1.41%       1.64%
                                                          =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                        336,409
         Non-tax qualified.............................                                        173,891
                                                                                         -------------
                                                                                         $ 287,492,029
                                                                                         =============

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                             Unit           Contract                        Total
                                                              Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                           -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1998:

      Contracts in accumulation phase:
      VA contracts:
        American Century VP -
        American Century VP Advantage:
          Tax qualified.................................      422,481     $ 18.120337      $   7,655,498          1.31%      15.67%
          Non-tax qualified.............................      292,874       18.120337          5,306,976          1.31%      15.67%
          Initial Funding by Depositor (note 1a)........       25,000       19.938436            498,461          0.00%      15.67%
        Fidelity VIP - Growth Portfolio:
         Tax qualified.................................     1,927,875       32.787648         63,210,487          1.28%      37.68%
         Non-tax qualified.............................     1,322,563       32.787648         43,363,730          1.28%      37.68%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................       341,118       30.616503         10,443,840          1.34%      28.28%
         Non-tax qualified.............................       275,617       30.616503          8,438,429          1.34%      28.28%
        Nationwide SAT - Government Bond Fund:
         Tax qualified.................................       765,133       21.148524         16,181,434          1.33%       7.49%
         Non-tax qualified.............................       717,431       21.148524         15,172,607          1.33%       7.49%
        Nationwide SAT - Money Market Fund:
         Tax qualified.................................       158,971       14.772116          2,348,338          1.36%       3.90%
         Non-tax qualified.............................       155,307       14.772116          2,294,213          1.36%       3.90%
        Nationwide SAT - Total Return Fund:
         Tax qualified.................................     1,467,465       34.097665         50,037,130          1.33%      16.54%
         Non-tax qualified.............................     1,111,401       34.097665         37,896,179          1.33%      16.54%
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified.................................       804,995       19.595500         15,774,280          1.29%      10.72%
         Non-tax qualified.............................       618,690       19.595500         12,123,540          1.29%      10.72%

      VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified.............................        1,743       17.987623             31,352          1.41%      15.98%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified.............................       11,514       12.798283            147,359          1.55%       1.26%
        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................           870       21.089978             18,348          1.48%      10.06%
         Non-tax qualified.............................         9,450       21.089978            199,300          1.48%      10.06%
        Fidelity VIP - Overseas Portfolio:
         Non-tax qualified.............................         2,025       13.556393             27,452          1.44%      11.17%
        MFS(R) VIT - Emerging Growth Series:
         Non-tax qualified.............................         8,948       18.364204            164,323          1.44%      32.28%
        MFS(R) VIT - Total Return Series:
         Non-tax qualified.............................         1,840       14.903861             27,423          1.41%      10.76%
                                                            =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                          287,218
         Non-tax qualified.............................                                           92,595
                                                                                           -------------
                                                                                           $ 291,740,512
                                                                                           =============

                                                                           Unit           Contract                        Total
                                                            Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                         -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1997:

      Contracts in accumulation phase:
      VA contracts:
        American Century VP -
        American Century VP Advantage:
          Tax qualified.................................    489,435     $ 15.665795      $   7,667,388          1.32%      11.36%
          Non-tax qualified.............................    338,288       15.665795          5,299,550          1.32%      11.36%
          Initial Funding by Depositor (note 1a)........     25,000       17.013707            425,343          0.00%      11.36%
        Fidelity VIP - Growth Portfolio:
         Tax qualified.................................   2,108,887       23.814680         50,222,469          1.33%      21.88%
         Non-tax qualified.............................   1,403,338       23.814680         33,420,045          1.33%      21.88%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................     304,490       23.867569          7,267,436          1.34%      32.75%
         Non-tax qualified.............................     248,251       23.867569          5,925,148          1.34%      32.75%
        Nationwide SAT - Government Bond Fund:
         Tax qualified.................................     829,592       19.674364         16,321,695          1.29%       8.24%
         Non-tax qualified.............................     811,841       19.674364         15,972,455          1.29%       8.24%
        Nationwide SAT - Money Market Fund:
         Tax qualified.................................     140,599       14.217123          1,998,913          1.30%       3.89%
         Non-tax qualified.............................     116,206       14.217123          1,652,115          1.30%       3.89%
        Nationwide SAT - Total Return Fund:
         Tax qualified.................................   1,599,168       29.258290         46,788,921          1.34%      27.75%
         Non-tax qualified.............................   1,225,202       29.258290         35,847,315          1.34%      27.75%
        Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified.................................     881,853       17.698323         15,607,319          1.32%      17.90%
         Non-tax qualified.............................     677,902       17.698323         11,997,729          1.32%      17.90%

      VA-II Eagle Choice contracts:
        Federated IS -
        Federated American Leaders Fund II:
          Non-tax qualified.............................      1,743       15.509873             27,034          1.61%      30.49%
        Federated IS -
        Federated High Income Bond Fund II:
          Non-tax qualified.............................      8,255       12.638879            104,334          1.49%      12.24%
        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified.................................         870       19.161385             16,670          1.43%      26.32%
         Non-tax qualified.............................       7,470       19.161385            143,136          1.43%      26.32%
        Fidelity VIP - Overseas Portfolio:
         Non-tax qualified.............................       2,025       12.194007             24,693          1.43%       9.99%
        MFS(R)VIT - Emerging Growth Series:
         Non-tax qualified.............................       6,760       13.882402             93,845          1.52%      20.20%
        MFS(R)VIT - Total Return Series:
         Non-tax qualified.............................       1,840       13.455752             24,759          1.69%      19.60%
                                                          =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                         45,493
         Non-tax qualified.............................                                          8,742
                                                                                         -------------
                                                                                         $ 256,902,547
                                                                                         =============

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1996:

      Contracts in accumulation phase:
      VA contracts:
        Fidelity VIP - Growth Portfolio:
         Tax qualified.................................   2,179,554     $ 19.539984     $   42,588,450          1.34%      13.21%
         Non-tax qualified.............................   1,424,891       19.539984         27,842,347          1.34%      13.21%
        Nationwide SAT - Capital Appreciation Fund:
         Tax qualified.................................     266,039       17.979967          4,783,372          1.28%      24.49%
         Non-tax qualified.............................     203,910       17.979967          3,666,295          1.28%      24.49%
        Nationwide SAT - Government Bond Fund:
         Tax qualified.................................     980,638       18.176386         17,824,455          1.31%       2.13%
         Non-tax qualified.............................     925,418       18.176386         16,820,755          1.31%       2.13%
        Nationwide SAT - Money Market Fund:
         Tax qualified.................................     198,448       13.684658          2,715,693          1.24%       3.74%
         Non-tax qualified.............................      77,424       13.684658          1,059,521          1.24%       3.74%
        Nationwide SAT - Total Return Fund:
         Tax qualified.................................   1,595,854       22.903028         36,549,889          1.31%      20.25%
         Non-tax qualified.............................   1,212,036       22.903028         27,759,294          1.31%      20.25%
        Neuberger & Berman - Balanced Portfolio:
         Tax qualified.................................     972,426       15.011108         14,597,192          1.33%       5.49%
         Non-tax qualified.............................     692,598       15.011108         10,396,663          1.33%       5.49%
        TCI Portfolios - TCI Advantage:
         Tax qualified.................................     554,216       14.067634          7,796,508          1.31%       7.82%
         Non-tax qualified.............................     361,130       14.067634          5,080,245          1.31%       7.82%
         Initial Funding by Depositor (note 1a)........      25,000       15.079515            376,988          0.00%       7.82%

      VA-II Eagle Choice contracts:
        Federated -
        Federated High Income Bond Fund II:
         Non-tax qualified.............................       4,865       11.260755             54,784          0.72%***   12.62%***
        Fidelity VIP - Equity-Income Portfolio:
         Non-tax qualified.............................       3,700       15.169422             56,127          0.72%      12.68%
        MFS(R)- Emerging Growth Series:
         Non-tax qualified.............................       4,480       11.549651             51,742          0.70%***   15.51%***
                                                          =========     ===========
        Reserves for annuity contracts in payout phase:
         Tax qualified.................................                                         39,738
         Non-tax qualified.............................                                         12,012
                                                                                         -------------
                                                                                         $ 220,072,070
                                                                                         =============



* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.

                          Independent Auditors' Report
                          ----------------------------



TheBoard of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001

NATIONWIDE LIFE INSURANCE COMPANY
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